Commitments and contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
9. Commitments and contingencies
Litigation and other legal matters
Nextracker has accrued for loss contingencies to the extent it believes that losses are probable and estimable. The amounts accrued are not material, but it is reasonably possible that actual losses could be in excess of Nextracker’s accrual. Any such excess loss could have a material adverse effect on Nextracker’s results of operations or cash flows for a particular
period
or on Nextracker’s financial condition. There were no additional accrual for loss contingencies during the three-month period ended June 30, 2023.

12. Commitments and contingencies
Litigation and other legal matters
In connection with the matters described below, Nextracker has accrued for a loss contingency to the extent it believes that losses are probable and estimable. The amounts accrued are not material. Although it is
reasonably possible that actual losses could be in excess of Nextracker’s accrual. Any such excess loss could have a material adverse effect on Nextracker’s results of operations or cash flows for a particular period or on Nextracker’s financial condition.
On July 15, 2022, the Company settled a case that was brought in January 2017 by Array Technologies, Inc. (“ATI”), in which ATI had alleged that Nextracker and Flex caused a former ATI employee to breach his non-compete
agreement with ATI by joining Nextracker and made claims of, among other things, fraud, constructive fraud, trade secret misappropriation, breach of contract and related claims. All claims are fully released as part of a $42.8 million settlement reached in July 2022. The full settlement amount was paid by Flex on August 4, 2022, and is subject to partial coverage under the Flex insurance policy. The estimated insurance recovery of $22.3 million, which was included in other current assets in the consolidated balance sheets as of March 31, 2022, has been netted with net parent investment prior to the IPO and the Transactions.